(Loss) Earnings per share (Tables)	12 Months Ended
Jun. 30, 2017
(Loss) Earnings per share [Abstract]
Schedule of basic and diluted (loss) earnings per share

	For the year ended June 30, 2017	For the year ended June 30, 2016	For the year ended June 30, 2015

Net (loss) income	$(7,429,581)	$(53,190,023)	$8,679,571
Weighted average shares outstanding - Basic and Diluted*	2,409,631	2,385,391	1,600,000
(Loss) Earnings per share - Basic and Diluted	$(3.08)	$(22.30)	$5.42

*All shares outstanding for all periods have been retroactively restated to reflect the Company’s 1-for- 5 reverse stock split, which was effective on November 9, 2017.